NON-CURRENT ASSETS HELD FOR SALE - Assets and liabilities classified as held for sale - Impairment estimate recognized in balance sheet accounts (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of noncurrent assets held-for-sale [line items]
Impairment to recognize	$ 3,538,900	$ 4,046,323	$ 4,029,479
Goodwill	5,880
Discontinued operations [member]
Disclosure of noncurrent assets held-for-sale [line items]
Net carrying amount of assets recognized as noncurrent assets held for sale	1,884,238
Fair value less costs to sell of assets recognized as noncurrent assets held for sale	1,740,254
Impairment to recognize	154,505	$ 138,714	$ 152,915
Non-current assets held for sale [member] | Discontinued operations [member]
Disclosure of noncurrent assets held-for-sale [line items]
Impairment to recognize	143,984
Goodwill	136,858
Intangibles	$ 7,126